Annual Total Returns [BarChart] - Parnassus Fixed Income Fund - Investor Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	7.24%
Annual Return 2012	2.08%
Annual Return 2013	(2.71%)
Annual Return 2014	4.49%
Annual Return 2015	0.70%
Annual Return 2016	2.42%
Annual Return 2017	3.10%
Annual Return 2018	(1.12%)
Annual Return 2019	9.63%
Annual Return 2020	7.91%